5. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of deferred taxes
	2013	2012
Deferred tax assets:	$287	$277
Net operating loss carry forwards	22,737	23,474
Deferred tax liabilities:
Intangible assets and other	—	—
	23,025	23,751
Valuation allowance	(23,025)	(23,751)
	$0	$0

Income taxes
	2013	2012
Statutory federal tax rate	34%	34%
State taxes, net of federal benefit	4	4
Nondeductible expenses	—	—
Valuation allowance	(38)	(38)
	0%	0%